BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS COMBINATION
NOTE 17:-	BUSINESS COMBINATION

a.	On January 6, 2025, the Company acquired SBS, a leading U.S. based provider of next-generation SATCOM terminal solutions for the In-Flight-Connectivity (“IFC”) market.

In accordance with the acquisition method of accounting, the total estimated purchase price consideration for the SBS acquisition was $138,975, comprised of the following components:

i.	A closing payment totaling $98,000 ($107,788 as adjusted) paid in cash; and
ii.
$31,187 contingent earn-out payments, to be settled in cash (“SBS Earn-out Consideration”). The SBS Earn-out Consideration consists of potential payments of up to $147,000 in cash, contingent upon the achievement of certain performance milestones.

The Company estimated the fair value of the SBS Earn-out Consideration by utilizing the Scenario Based Method. Changes in the SBS Earn-out Consideration fair value are recorded in the consolidated statements of income under Other operating income, net. As of December 31, 2025, the fair value of the SBS Earn-out Consideration was $7,690.

Under the preliminary purchase price consideration allocation, the Company allocated the purchase price consideration to tangible and identified intangible assets acquired and liabilities assumed based on the preliminary estimates of their fair values (with certain measurement exceptions prescribed by the purchase method such as contract assets, lease liabilities and assets, tax balances and other applicable items), which were determined using generally accepted valuation techniques based on estimates and assumptions made by management at the time of the acquisition. Such estimates are subject to change during the measurement period which is limited to up to one year from the acquisition date. Any adjustments to the preliminary purchase price consideration allocation identified during the measurement period will be recognized in the period in which the adjustments are made.

Acquisition-related transaction costs are not included as components of consideration transferred but are accounted for as expenses in the period in which the costs are incurred. The Company incurred transaction costs of $3,488 and $2,734 during the years ended December 31, 2025, and 2024, respectively, which were included in Other operating income, net in the consolidated statements of income.

The following table summarizes the value of assets acquired and liabilities assumed as of the acquisition date:

Value
Cash and Cash equivalents	$2,845
Trade receivables and contract assets	3,594
Inventories	10,365
Prepaid expenses and other current assets	30,468
Identified intangible assets	53,417
Goodwill	117,040
Operating lease right-of-use assets	498
Other long-term assets	1,838
Property and equipment, net	326
Total assets acquired	220,391

Accounts payable	16,233
Accrued expenses	7,317
Advances from customers and deferred revenues	53,720
Operating lease liabilities, current	430
Other current liabilities	3,340
Operating lease liabilities, non-current	105
Other long-term liabilities	271
Total liabilities assumed	81,416

Total purchase price consideration	$138,975

Goodwill represents the purchase price consideration paid in excess of the net tangible and intangible assets acquired, and is attributable primarily to expected synergies, economies of scale and the assembled workforce of SBS and other intangible benefits. Goodwill is allocated to the Commercial operating segment and is deductible for income tax purposes.

During the year ended December 31, 2025, the Company finalized measurement period adjustments related to its inventory commitments, which were recorded to reflect facts and circumstances that existed as of the acquisition date. These adjustments increased the goodwill balance by $1,829 to $117,040.

The following table summarizes the estimates of the identified intangible assets and their estimated useful lives as of the acquisition date:

	Fair Value	Average expected useful life
Backlog	$7,883	1.25 years
Customer Contracts	28,589	8 years
Technology	16,945	7 years
	$53,417

The stand-alone results of operations of SBS have been included in the consolidated financial statements since the acquisition date. SBS revenue and net loss (excluding mergers and acquisitions related expenses, changes in fair value of earn-out considerations and corporate allocations) included in the Company’s consolidated statement of income from the acquisition date through December 31, 2025, were $126,714 and $10,245, respectively.

The following unaudited pro forma combined financial information table presents the results of operations of the Company and SBS as if the acquisition of SBS had been completed on January 1, 2024. The unaudited pro forma financial information includes adjustments primarily related to amortization of the acquired intangible assets, elimination of historical amortization expense, recognition of retention bonuses, recognition of share-based compensation associated with issuance of stock options to SBS key employees and reflects the net adjustment to financial expenses resulting from the $60,000 drawdown under the new $100,000 secured credit facility and the repayment of SBS existing debt as part of the acquisition. In addition, the unaudited pro forma financial information assumes no additional pro forma adjustments to the fair value of the SBS Earn-out Consideration.

The unaudited pro forma results have been prepared for illustrative purposes only and are not necessarily indicative of what the actual results of operations of the Company and SBS, combined, would have been due to any synergies, economies of scale, the assembled workforce of SBS and other elements typically associated with business combinations.

	Year Ended December 31, 2025	Year Ended December 31, 2024
	Unaudited
Revenues	451,657	325,875
Net income (loss)	15,685	(27,287)

b.
In November 2023, the Company acquired DPI, a U.S. based expert systems integrator with a strong focus on the U.S. Department of Defense and the U.S. government sectors. In accordance with the acquisition method of accounting, the total estimated purchase price consideration for the DPI acquisition was $19,231, subject to working capital adjustments.

The total purchase price consideration for the acquisition was $19,231, comprising:

i.	A closing payment totaling $2,461, made through the issuance of Ordinary shares;
ii.	A deferred payment of $820 in Ordinary shares, set to be issued as per the terms outlined in the purchase agreement (“Holdback Amount”);
iii.	$4,787 cash paid by the Company to partially settle DPI's outstanding debt and transaction costs; and
iv.	$11,163 Contingent earn-out payments, to be settled using the Company's Ordinary shares (“DPI Earn-out Consideration”).

The DPI Earn-out Consideration amounts are based on the financial results of DPI in each of the years ending December 31, 2024, 2025, and 2026 and have a maximum outcome of Company’s Ordinary shares issuance to DPI’s seller of 2,419,755.

Additionally, the Company has committed to issue up to 705,245 of the Company’s Ordinary shares over approximately three years post-acquisition, contingent on continued service and achieving specified financial results (“Service Based Earn-Out”). The Service Based Earn-Out was classified as an equity grant and measured based on the Company’s closing share price as of the acquisition date. Moreover, if all earn-outs will be paid in full, and subject to other conditions, the seller of DPI will be entitled a one-time payment of $9,000 payable in the Company’s Ordinary shares or cash, at the Company’s discretion under certain limitations (“Additional Earn-Out Consideration”). The Additional Earn-Out Consideration was classified as a liability grant. During the year ended December 31, 2024, the Company partially amended the Additional Earn-Out Consideration conditions under the purchase agreement with the former shareholders of DPI, modifying it to an amount in the range of $2,000 - $9,000, conditioned upon meeting certain financial results. As of December 31, 2025, and 2024, the Company recognized a liability in the amount of $2,000 and $1,382, respectively, which was presented under Other long-term liabilities in its balance sheet.

The Holdback Amount was settled through the issuance of Ordinary shares during the year ended December 31, 2025.